Label	Element	Value
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 6.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.80%
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 559.45 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.70%
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 629.15 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)
Pacer Swan SOS Moderate (April) ETF | SPDR S&P 500 ETF Trust, Expiration: 03/31/ 2026; Exercise Price: 475.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.90%)
Pacer Swan SOS Moderate (April) ETF | Purchased Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.50%
Pacer Swan SOS Moderate (April) ETF | Written Options_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.50%)
Pacer Swan SOS Moderate (April) ETF | Cash & Other_ [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%